MEMORANDUM OF CHANGES

                       VAN KAMPEN UNIT TRUSTS, SERIES 596

         The Prospectus filed with Amendment No. 2 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 596 on July 18, 2006. An effort has been made to set forth below each of the major changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

     Cover Page. The date of the Prospectus has been completed.

         Page 5. The "Fee Table" and "Essential Information" have been completed.

         Page 6. The portfolio and notes thereto have been completed.

      Pages 7-8. The Report of Independent Registered Public Accounting Firm and
                 Statement of Condition have been completed.